Related Party Transactions Addtional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	May 21, 2015	Sep. 30, 2014
Related Party Transaction [Line Items]
Common stock repurchased			$ (22.2)
Document Period End Date	Sep. 30, 2017
Long-term debt	$ 5,801.9	$ 5,575.4
Jefferies [Member]
Related Party Transaction [Line Items]
Investment Advisory, Management and Administrative Fees	3.0
Fees and Commissions	1.0
HCP Stockholders [Member]
Related Party Transaction [Line Items]
Expenses related to Services Agreement			3.3
Parent Company [Member]
Related Party Transaction [Line Items]
Common stock repurchased	0.0	0.0	(22.1)
Long-term debt	1,718.3	$ 1,711.2
HC2 Holdings Inc. [Member] | Jefferies [Member]
Related Party Transaction [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		1,200
Sale of Stock, Consideration Received on Transaction		$ 35.1
Proceeds from sale of equity securities, price per share		$ 7.50
HC2 Holdings Inc. [Member] | Harbinger Capital Partners [Member]
Related Party Transaction [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		540
Front Street RE (Cayman) Ltd. [Member] | Jefferies [Member]
Related Party Transaction [Line Items]
Sale of Stock, Consideration Received on Transaction		$ 14.0
Fixed Maturities Securities | Fortress Investment Group [Member]
Related Party Transaction [Line Items]
Net Investment Income	11.6	11.0	9.5
Related Party Transaction, Due from (to) Related Party, Noncurrent	176.3	227.5
Severance Cost, one time payments [Member]
Related Party Transaction [Line Items]
Severance Costs	$ 3.0		20.5
Severance Cost, Accrued Bonus [Member]
Related Party Transaction [Line Items]
Severance Costs			16.5
Severance Cost, Future Bonus [Member]
Related Party Transaction [Line Items]
Severance Costs			3.3
Bridge Loan [Member] | Spectrum Brands [Member] | Jefferies [Member]
Related Party Transaction [Line Items]
Long-term debt				$ 1,500.0
Five Point Seven Five Percentage Senior Notes [Member] | Spectrum Brands [Member] | Jefferies [Member]
Related Party Transaction [Line Items]
Payments for Commissions		2.6
Seven Point Seven Five Percent Senior Unsecured Notes [Member] | Jefferies [Member]
Related Party Transaction [Line Items]
Payments for Commissions			0.3
7.875% Senior Secured Notes, due July 15, 2019 | Jefferies [Member]
Related Party Transaction [Line Items]
Payments for Commissions			0.7
Public offering of common stock [Member] | Spectrum Brands [Member] | Jefferies [Member]
Related Party Transaction [Line Items]
Payments for Commissions		1.5
AAG Acquisition [Member] | Spectrum Brands [Member] | Jefferies [Member]
Related Party Transaction [Line Items]
Payments for Commissions			$ 2.1
Four Point Zero Percent Senior Notes [Member] | Spectrum Brands [Member] | Jefferies [Member]
Related Party Transaction [Line Items]
Payments for Commissions		0.3
Real Estate Investments [Member] | Spectrum Brands [Member] | Jefferies [Member]
Related Party Transaction [Line Items]
Asset Management Fees		$ 0.4
Common Stock
Related Party Transaction [Line Items]
Common stock, shares, issued	200,600	200,800	201,400		202,300
Common Stock | Spectrum Brands [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Common Stock		$ 575.0
Five Point Seven Five Percent Senior Notes Due July 15 2025 [Member] | Spectrum Brands [Member]
Related Party Transaction [Line Items]
Long-term debt, interest rate	5.75%	5.80%
Long-term debt	$ 1,000.0	$ 1,000.0
7.875% Senior Secured Notes, due July 15, 2019 | Secured Debt [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Long-term debt, interest rate	7.875%	7.90%
Four Point Zero Percent Senior Notes [Member] | Spectrum Brands [Member]
Related Party Transaction [Line Items]
Long-term debt		$ 425.0
Four Point Zero Percent Senior Notes [Member] | Secured Debt [Member] | Spectrum Brands [Member]
Related Party Transaction [Line Items]
Long-term debt, interest rate	4.00%	4.00%
Seven Point Seven Five Percent Senior Unsecured Notes [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Long-term debt, interest rate	7.75%	7.75%
Long-term debt		$ 890.0
FGL [Member]
Related Party Transaction [Line Items]
Disposal Group, Including Discontinued Operation, Revenue			$ 947.2
Net Investment Income | FGL [Member]
Related Party Transaction [Line Items]
Disposal Group, Including Discontinued Operation, Revenue			$ 923.0